Other Current Assets - Summary of Other Current Assets (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Other Current Assets [Abstract]
Prepaid expenses	¥ 46,683,662	$ 7,154,584	¥ 33,079,966
Inventory	91,895,497	14,083,601	8,915,574
Deposits in trust protection fund	65,272,000	10,003,372	72,264,547
Guarantee deposits held by Funding Partners	58,119,412	8,907,190	743,294,858
Receivables from third party payment service providers	325,613,031	49,902,380	466,035,906
Receivables from Funding Partners and service providers	163,011,741	24,982,642	203,700,889
Other account receivables	56,482,783	8,656,365	75,463,305
Others	115,979,798	17,774,682	63,409,004
Total	923,057,924	141,464,816	1,666,164,049
Less: Allowance for other current assets	(160,745,160)	(24,635,274)	(27,259,988)
Other assets current	¥ 762,312,764	$ 116,829,542	¥ 1,638,904,061